UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04409
Investment Company Act File Number
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
November 30, 2008
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Certifications

Item 1. Schedule of Investments

Eaton Vance Alabama Municipals Fund	as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 99.5%

Principal Amount
(000’s omitted)	Security	Value

Education — 2.6%
$1,500	University of Alabama, 5.00%, 7/1/34	$1,399,515

		$1,399,515

Electric Utilities — 1.4%
$1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$732,920

		$732,920

Escrowed/Prerefunded — 4.3%
$1,250	Huntsville, Health Care Authority, Prerefunded to 6/1/11, 5.75%, 6/1/31	$1,355,938
875	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	973,945

		$2,329,883

General Obligations — 2.0%
$1,125	Huntsville, 5.25%, 5/1/31	$1,096,031

		$1,096,031

Hospital — 8.4%
$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,391,026
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/16	373,468
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	672,217
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	332,992
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	828,620
1,000	University of Alabama, Hospital Revenue, 5.75%, 9/1/22(2)	969,420

		$4,567,743

Industrial Development Revenue — 4.0%
$600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$374,262
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	786,330
750	Phoenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	556,950
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	474,950

		$2,192,492

Insured-Education — 15.3%
$2,800	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27	$1,705,424
1,500	Alabama State University, (AGC), 4.75%, 5/1/33	1,291,380
1,885	Alabama State University, (XLCA), 4.625%, 8/1/36	1,476,596
1,250	Auburn University, (FSA), 5.00%, 6/1/38	1,125,712
1,110	Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,043,700
2,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	1,640,700

		$8,283,512

Insured-Electric Utilities — 1.5%
$1,000	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	$786,980

		$786,980

1

Principal Amount
(000’s omitted)	Security	Value

Insured-Escrowed/Prerefunded — 17.0%
$2,500	Birmingham, Waterworks and Sewer Board, (MBIA), Prerefunded to 1/1/13, 5.25%, 1/1/33	$2,753,975
555	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	610,700
445	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/27	489,660
550	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/33	605,198
450	Helena, Utilities Board Water and Sewer, (MBIA), Prerefunded to 4/1/12, 5.25%, 4/1/33	495,162
1,000	Huntsville, Health Care Authority, (MBIA), Prerefunded to 5/14/12, 5.40%, 6/1/22	1,098,840
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,292,687
495	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	527,332
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	346,770

		$9,220,324

Insured-General Obligations — 12.2%
$1,400	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	$1,289,260
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	1,894,260
1,000	Homewood, (FSA), 4.25%, 9/1/31(3)	791,760
500	Mobile, General Obligation Unlimited Warrants, (AMBAC), 5.00%, 2/15/30	462,985
1,000	Pell City, (XLCA), 5.00%, 2/1/24	904,910
700	Puerto Rico, (FSA), Variable Rate, 5.25%, 7/1/27(4)(5)	750,715
675	Tuscaloosa, (AMBAC), 4.375%, 7/1/37	521,633

		$6,615,523

Insured-Hospital — 6.4%
$3,000	Birmingham, Care Facility Financing Authority, (Children’s Hospital), (AMBAC), 5.00%, 6/1/32	$2,272,260
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,197,810

		$3,470,070

Insured-Lease Revenue/Certificates of Participation — 6.8%
$1,000	Leeds, Public Educational Building Authority, (AGC), 5.125%, 4/1/33	$877,100
1,250	Mobile, Public Educational Building Authority, (AMBAC), 4.50%, 3/1/31	1,033,513
500	Montgomery County, Public Building Authority, (MBIA), 5.00%, 3/1/31	460,265
770	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	809,131
520	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	524,436

		$3,704,445

Insured-Special Tax Revenue — 1.7%
$1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	$903,758

		$903,758

Insured-Transportation — 3.0%
$1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$629,290
1,185	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,006,255

		$1,635,545

Insured-Utilities — 1.6%
$1,000	Foley, Utilities Board, (FSA), 4.75%, 11/1/31	$874,840

		$874,840

Insured-Water and Sewer — 9.2%
$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$1,753,251
800	Birmingham, Waterworks and Sewer Board, (FSA), 4.50%, 1/1/35	646,056
255	Birmingham, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	191,500
270	Limestone County, Water and Sewer Authority, (XLCA), 4.25%, 12/1/29	192,696

2

Principal Amount
(000’s omitted)	Security	Value

1,240	Madison, Water and Wastewater Board, (XLCA), 4.25%, 12/1/28	990,376
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,185,261

		$4,959,140

Lease Revenue/Certificates of Participation — 0.9%
$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$479,130

		$479,130

Special Tax Revenue — 1.2%
$810	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$652,236

		$652,236

Total Tax-Exempt Investments — 99.5% (identified cost $59,817,017)		$53,904,087

Other Assets, Less Liabilities — 0.5%		$264,852

Net Assets — 100.0%		$54,168,939

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 16.0% of the Fund’s net assets at November 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2008, 75.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 24.3% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities is $750,715 or 1.4% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2008.

3

A summary of financial instruments at November 30, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	69 U.S. Treasury Bond	Short	$(8,633,923)	$(8,796,422)	$(162,499)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

			3-month	April 1, 2009 /
Merrill Lynch Capital Services, Inc.	$1,075,000	4.682%	USD-LIBOR-BBA	April 1, 2039	$(342,554)

4

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At November 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,199,087

Gross unrealized appreciation	$1,287,412
Gross unrealized depreciation	(7,217,412)

Net unrealized depreciation	$(5,930,000)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	Quoted Prices	$—	$(162,499)
Level 2	Other Significant Observable Inputs	53,904,087	(342,554)
Level 3	Significant Unobservable Inputs	—	—

Total		$53,904,087	$(505,053)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Arkansas Municipals Fund	as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 100.6%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 1.2%
$750	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$609,803

		$609,803

Escrowed/Prerefunded — 2.5%
$500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	$531,745
750	Baxter County, Community Hospital District, Prerefunded to 9/1/09, 5.625%, 9/1/28	775,403

		$1,307,148

General Obligations — 8.8%
$750	Arkansas, 4.75%, 6/1/29	$662,820
2,750	Arkansas State College Savings, 0.00%, 6/1/14	2,240,810
750	Benton, School District No.8, 4.80%, 2/1/38	625,237
1,000	Benton, School District No.8, 4.85%, 2/1/40	834,690
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	254,307

		$4,617,864

Hospital — 3.5%
$800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$686,048
1,000	Conway, Health Facilities Board Hospital Improvements Revenue, (Conway Regional Medical Center), 6.40%, 8/1/29	904,680
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	239,213

		$1,829,941

Housing — 5.1%
$435	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA), (AMT), 5.125%, 7/1/24	$375,822
1,310	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	951,676
890	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	706,589
110	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	106,805
235	Arkansas Development Finance Authority, Single Family Mortgage, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	185,474
400	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	357,224

		$2,683,590

Industrial Development Revenue — 7.5%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$355,880
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,129,300
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	519,907
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	196,448
1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	462,875
475	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	300,062

		$3,964,472

1

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 15.3%
$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$795,400
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	881,770
1,250	Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,020,775
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	1,702,816
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	892,490
500	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	449,105
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	491,215
1,000	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	895,260
1,000	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	899,270

		$8,028,101

Insured-Electric Utilities — 4.4%
$110	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	$113,339
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,076,900
650	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	529,197
755	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	594,170

		$2,313,606

Insured-Escrowed/Prerefunded — 1.9%
$500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	$565,670
400	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	426,453

		$992,123

Insured-General Obligations — 2.4%
$500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	$329,635
500	Little Rock, School District, (FSA), 5.25%, 2/1/33	470,630
480	Puerto Rico, (MBIA), 5.50%, 7/1/20	441,672

		$1,241,937

Insured-Health — Miscellaneous — 1.7%
$370	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$370,651
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	503,030

		$873,681

Insured-Hospital — 7.9%
$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$918,817
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,256,955
2,065	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,662,800
335	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	335,164

		$4,173,736

Insured-Lease Revenue/Certificates of Participation — 1.8%
$1,000	Arkansas Development Finance Authority, Single Family Mortgage, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	$940,130

		$940,130

Insured-Other Revenue — 4.8%
$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$401,390
1,320	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	347,186
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	617,085
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	706,942
500	University of Arkansas, Parking Revenue, (MBIA), 5.00%, 7/1/29	460,145

		$2,532,748

2

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue — 5.5%
$510	Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$416,976
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	859,190
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	83,710
5,790	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	200,855
1,070	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	84,915
7,500	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	552,600
1,695	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	115,650
600	Springdale Sales and Use Tax Revenue, (FSA), 4.00%, 7/1/27	572,142

		$2,886,038

Insured-Transportation — 2.9%
$1,200	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,048,734
600	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	459,408

		$1,508,142

Insured-Utilities — 4.5%
$2,935	Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36	$2,346,767

		$2,346,767

Insured-Water and Sewer — 9.9%
$515	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	$429,201
500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	398,155
500	Conway, Water Revenue, (FGIC), 5.125%, 12/1/23	489,500
1,145	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23(2)	1,111,074
1,000	Little Rock, Sewer Revenue, (FSA), 4.75%, 6/1/37	811,690
450	Little Rock, Sewer Revenue, (FSA), 5.00%, 6/1/31	406,638
750	Little Rock, Sewer Revenue, (FSA), 5.00%, 10/1/32	672,075
1,000	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	884,490

		$5,202,823

Other Revenue — 0.3%
$7,250	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$139,998

		$139,998

Special Tax Revenue — 5.5%
$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,254,240
815	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	656,262

		$2,910,502

Transportation — 0.8%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$415,900

		$415,900

Water and Sewer — 2.4%
$1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22	$1,000,090
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	270,253

		$1,270,343

Total Tax-Exempt Investments — 100.6% (identified cost $62,786,120)		$52,789,393

Other Assets, Less Liabilities — (0.6)%		$(320,543)

Net Assets — 100.0%		$52,468,850

AGC	-	Assured Guaranty Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	-	CIFG Assurance North America, Inc.
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 14.3% of the Fund’s net assets at November 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2008, 62.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 32.4% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

     A summary of financial instruments at November 30, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	128 U.S. Treasury Bond	Short	$(15,997,552)	$(16,318,000)	$(320,448)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

			3-month	September 14, 2009 /
JPMorgan Chase Co.	$912,500	4.743%	USD-LIBOR-BBA	September 14, 2039	$(292,277)
			3-month	April 1, 2009 /
Merrill Lynch Capital Services, Inc.	750,000	4.682	USD-LIBOR-BBA	April 1, 2039	(238,991)
			3-month	June 11, 2009 /
Morgan Stanley Capital Services, Inc.	875,000	4.691	USD-LIBOR-BBA	June 11, 2039	(276,096)

					$(807,364)

4

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At November 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,796,650

Gross unrealized appreciation	$803,846
Gross unrealized depreciation	(10,676,103)

Net unrealized depreciation	$(9,872,257)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(320,448)
Level 2	Other Significant Observable Inputs	52,789,393	(807,364)
Level 3	Significant Unobservable Inputs	—	—

Total		$52,789,393	$(1,127,812)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Georgia Municipals Fund PORTFOLIO OF INVESTMENTS (Unaudited)	as of November 30, 2008
Tax-Exempt Investments — 111.4%

Principal Amount
(000’s omitted)	Security	Value

Education — 10.8%
$2,000	Athens-Clarke County Unified Government Development Authority, Educational Facilities, 4.50%, 6/15/38	$1,593,620
1,000	Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	835,900
1,000	Atlanta Development Authority, Educational Facilities, 5.00%, 7/1/39	803,450
1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	1,412,190
1,995	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	1,868,976
1,505	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,409,899

		$7,924,035

Electric Utilities — 2.3%
$1,000	Burke County, Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$871,930
665	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	449,420
450	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	365,882

		$1,687,232

Escrowed/Prerefunded — 2.7%
$800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$882,696
1,000	Puerto Rico Aqueduct and Sewer Authority, Escrowed to Maturity, 6.25%, 7/1/12	1,132,260

		$2,014,956

General Obligations — 10.8%
$160	Alpharetta, 6.50%, 5/1/10	$166,238
2,000	Georgia, 1.00%, 3/1/26(2)	980,900
500	Georgia, 2.00%, 12/1/23	331,510
500	Georgia, 2.00%, 8/1/27	297,315
6,000	Gwinnett County, School District, 5.00%, 2/1/36(1)	5,742,030
500	Lagrange-Troup County, Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	414,310

		$7,932,303

Hospital — 1.3%
$500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	$338,450
750	Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	596,063

		$934,513

Housing — 4.8%
$1,000	Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$712,200
1,000	Georgia Housing and Finance Authority, (AMT), 4.90%, 12/1/31	754,200
2,000	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	1,563,860
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	468,180

		$3,498,440

Industrial Development Revenue — 9.1%
$2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$1,708,240
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	558,614
1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09	1,013,650
1,000	Cobb County, Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	594,800
750	Effingham County, (Solid Waste Disposal), (Fort James Project), (AMT), 5.625%, 7/1/18	565,133
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	503,125
1,000	Savannah, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	742,210
825	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	825,470
225	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	142,135

		$6,653,377

1

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 5.7%
$1,000	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	$873,320
1,000	Fulton County, Development Authority, (Morehouse College), (AMBAC), 4.50%, 6/1/37	790,750
1,000	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	912,060
1,975	South Regional Joint Development Authority, (Valdosta State University), (XLCA), 5.00%, 8/1/38	1,589,520

		$4,165,650

Insured-Electric Utilities — 7.7%
$685	Georgia Municipal Electric Power Authority, (MBIA), 0.00%, 1/1/12	$553,692
3,005	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	3,027,177
390	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	317,519
455	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	358,076
750	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	586,567
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.25%, 7/1/29	801,310

		$5,644,341

Insured-Escrowed/Prerefunded — 0.1%
$45	Georgia Municipal Electric Power Authority, (MBIA), Escrowed to various sinking fund dates through 1/1/12, 0.00%, 1/1/12	$37,809

		$37,809

Insured-General Obligations — 4.3%
$660	Fayette County, School District, (FSA), 4.95%, 3/1/25	$562,597
1,325	Gilmer County, (XLCA), 5.00%, 4/1/32	1,177,872
900	Puerto Rico, (FSA), Variable Rate, 12.711%, 7/1/27(3)(4)	965,205
480	Puerto Rico, (MBIA), 5.50%, 7/1/20	441,672

		$3,147,346

Insured-Hospital — 3.2%
$1,190	Clarke County Hospital Authority, (Athens Regional Medical Center), (MBIA), 5.00%, 1/1/32	$986,034
1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	972,890
400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 10.619%, 8/1/10(3)(4)	405,688

		$2,364,612

Insured-Housing — 0.4%
$380	Peach County Development Authority, (Fort Valley State University Foundation), (AMBAC), 4.50%, 6/1/37	$301,218

		$301,218

Insured-Lease Revenue/Certificates of Participation — 2.4%
$1,000	Atlanta, Downtown Development Authority, (MBIA), 4.50%, 12/1/26	$877,970
991	Georgia Local Government Certificate of Participation, (MBIA), 4.75%, 6/1/28	897,241

		$1,775,211

2

Principal Amount
(000’s omitted)	Security	Value

Insured-Other Revenue — 0.9%
$800	Downtown Savannah Authority, (Savannah Ellis Square Parking), (MBIA), 4.75%, 8/1/32	$682,464

		$682,464

Insured-Special Tax Revenue — 3.4%
$1,000	George L. Smith, (Georgia World Congress Center-Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	$888,720
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	602,080
1,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,031,028

		$2,521,828

Insured-Transportation — 11.1%
$785	Atlanta, Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	$691,624
2,000	Atlanta, Airport Passenger Facility Charge, (FSA), 5.00%, 1/1/34(5)	1,775,280
500	Atlanta, Airport Revenue, (FGIC), (AMT), 5.625%, 1/1/25	422,055
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,116,850
1,600	Metropolitan Atlanta Rapid Transit Authority, (FSA), 5.00%, 7/1/34(1)	1,460,104
1,780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,555,622
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	404,940
900	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	689,112

		$8,115,587

Insured-Water and Sewer — 22.6%
$1,180	Atlanta, Water and Wastewater, (FGIC), 5.00%, 11/1/38	$999,554
2,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	1,738,100
500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	423,570
2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	1,811,300
2,100	Columbus, Water and Sewer, (FSA), 5.00%, 5/1/30	1,948,758
1,135	Coweta County, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,104,026
1,000	De Kalb County, Water and Sewer, (FSA), 5.25%, 10/1/32	999,930
3,000	Douglasville-Douglas County, Water and Sewer Authority, (MBIA), 5.00%, 6/1/37	2,686,410
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/25	1,018,520
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30	993,600
1,040	Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,045,335
1,000	Walton County, Water and Sewer Authority, (FSA), 5.00%, 2/1/33	918,490
1,000	Walton County, Water and Sewer Authority, (FSA), 5.00%, 2/1/38	902,250

		$16,589,843

Other Revenue — 1.0%
$1,000	Main Street National Gas Inc., 5.00%, 3/15/22	$740,390

		$740,390

Special Tax Revenue — 2.2%
$2,020	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,626,565

		$1,626,565

Transportation — 0.2%
$250	Augusta, Airport Revenue, 5.15%, 1/1/35	$167,340

		$167,340

Water and Sewer — 4.4%
$1,000	Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$944,630
500	Coweta County, Water and Sewer Authority, 5.00%, 6/1/32	461,665
2,000	Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	1,806,440

		$3,212,735

3

Principal Amount
(000’s omitted)	Security	Value

Total Tax-Exempt Investments — 111.4% (identified cost $93,649,222)		$81,737,795

Other Assets, Less Liabilities — (11.4)%		$(8,338,706)

Net Assets — 100.0%		$73,399,089

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	- CIFG Assurance North America, Inc.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 16.1% of the Fund’s net assets at November 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2008, 55.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 21.7% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities is $1,370,893 or 1.9% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2008.

(5)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

4

A summary of financial instruments at November 30, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	185 U.S. Treasury Bond	Short	(23,121,462)	$(23,584,610)	$(463,148)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,612,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009 / September 14, 2039	$(516,490)
Merrill Lynch Capital Services, Inc.	3,075,000	4.682	3-month USD-LIBOR-BBA	April 1, 2009 / April 1, 2039	(979,865)
Morgan Stanley Capital Services, Inc.	1,000,000	4.691	3-month USD-LIBOR-BBA	June 11, 2009 / June 11, 2039	(315,538)

					$(1,811,893)

5

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At November 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2008, as determined on a federal income tax basis, were as follows:
Georgia Fund

Aggregate cost	$85,243,326

Gross unrealized appreciation	$964,596
Gross unrealized depreciation	(12,390,127)

Net unrealized depreciation	$(11,425,531)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(463,148)
Level 2	Other Significant Observable Inputs	81,737,795	(1,811,893)
Level 3	Significant Unobservable Inputs	—	—

Total		$81,737,795	$(2,275,041)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Kentucky Municipals Fund	as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 99.2%

Principal Amount
(000’s omitted)	Security	Value

Education — 2.1%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,063,117

		$1,063,117

Electric Utilities — 4.7%
$3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$2,365,370

		$2,365,370

General Obligations — 3.0%
$1,465	Bowling Green, 5.30%, 6/1/19	$1,504,848

		$1,504,848

Hospital — 1.4%
$1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	$699,890

		$699,890

Housing — 5.7%
$490	Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$368,583
2,000	Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	1,628,200
1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), 5.00%, to 6/1/23, 6/1/35	871,390

		$2,868,173

Industrial Development Revenue — 3.7%
$695	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$439,038
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,408,826

		$1,847,864

Insured-Education — 6.1%
$1,200	Boyle County, (Centre College), (CIFG), 5.00%, 6/1/32	$1,032,288
2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	2,009,020

		$3,041,308

Insured-Electric Utilities — 9.8%
$1,000	Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$851,700
1,000	Kentucky Municipal Power Agency, (MBIA), 5.25%, 9/1/27	919,310
2,000	Kentucky Municipal Power Agency, (Prairie Street Project), (MBIA), 5.00%, 9/1/37	1,674,920
2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	1,058,480
500	Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	409,180

		$4,913,590

Insured-Escrowed/Prerefunded — 2.1%
$1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,074,080

		$1,074,080

1

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 3.8%
$350	Puerto Rico, (FSA), Variable Rate, 12.711%, 7/1/27(1)(2)	$375,357
600	Puerto Rico, (MBIA), 5.50%, 7/1/20	552,090
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	976,350

		$1,903,797

Insured-Hospital — 4.8%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	$701,003
6,775	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	1,726,270

		$2,427,273

Insured-Industrial Development Revenue — 0.8%
$500	Boone County, (Dayton Power & Light Co., (The)), (FGIC), 4.70%, 1/1/28	$423,455

		$423,455

Insured-Lease Revenue/Certificates of Participation — 15.2%
$500	Gallatin County, School District Finance Corp. School Building, (XLCA), 4.50%, 5/1/26	$406,965
1,350	Hardin County, School District Finance Corp. School Building, (FSA), 4.75%, 7/1/21	1,285,929
1,000	Jefferson County, School District Finance Corp. School Building, (FSA), 4.50%, 7/1/23	915,090
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	832,577
500	Kentucky Property and Buildings Commission, (FSA), 5.00%, 11/1/26	484,445
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	929,500
915	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	832,311
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	909,630
1,000	Warren County, School District Finance Corp., School Building, (FSA), 4.375%, 4/1/28(3)	812,060
255	Wayne County, School District Finance Corp., (MBIA), 4.00%, 7/1/25	198,161

		$7,606,668

Insured-Other Revenue — 1.9%
$1,000	Kentucky Economic Development Finance Authority, (Louisville Arena), (AGC), 6.00%, 12/1/42	$933,740

		$933,740

Insured-Transportation — 8.9%
$1,000	Kentucky Economic Development Authority, (State Turnpike Revitalization), (FGIC), 0.00%, 1/1/10	$971,980
1,000	Louisville Kentucky Regional Airport Authority, (FSA), (AMT), 5.50%, 7/1/38	794,450
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	2,699,600

		$4,466,030

Insured-Water and Sewer — 13.2%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	$1,306,680
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	910,270
1,500	Campbell and Kenton County, Sanitation District No. 1, (MBIA), 4.375%, 8/1/35	1,163,385
1,060	Kentucky Rural Water Finance Corp., (MBIA), 4.70%, 8/1/35	876,238
500	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	373,950
2,250	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38	1,988,528

		$6,619,051

Lease Revenue/Certificates of Participation — 10.7%
$1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	$873,530
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,751,133
750	Kentucky Property and Buildings Commission, 5.50%, 11/1/28	737,490

		$5,362,153

2

Principal Amount
(000’s omitted)	Security	Value

Other Revenue — 0.3%
$4,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$81,102
7,595	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	78,684

		$159,786

Transportation — 1.0%
$500	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$476,560

		$476,560

Total Tax-Exempt Investments — 99.2% (identified cost $55,135,400)		$49,756,753

Other Assets, Less Liabilities — 0.8%		$376,994

Net Assets — 100.0%		$50,133,747

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	- CIFG Assurance North America, Inc.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 15.7% of the Fund’s net assets at November 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2008, 67.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 21.6% of total investments.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities is $375,357 or 0.7% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2008.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at November 30, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	55 U.S. Treasury Bond	Short	$(6,873,948)	$(7,011,640)	$(137,692)
3/09	21 U.S. Treasury Note	Short	(2,439,864)	(2,540,344)	(100,480)

					$(238,172)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$1,150,000	4.682%	3-month USD- LIBOR-BBA	April 1, 2009 / April 1, 2039	$(366,453)

4

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At November 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,031,414

Gross unrealized appreciation	$1,537,577
Gross unrealized depreciation	(6,812,238)

Net unrealized depreciation	$(5,274,661)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(238,172)
Level 2	Other Significant Observable Inputs	49,756,753	(366,453)
Level 3	Significant Unobservable Inputs	—	—

Total		$49,756,753	$(604,625)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Louisiana Municipals Fund PORTFOLIO OF INVESTMENTS (Unaudited)	as of November 30, 2008
Tax-Exempt Investments — 103.3%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 1.9%
$1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$732,920

		$732,920

Hospital — 9.9%
$1,000	Louisiana Public Facilities Authority, (Franciscan Missionaries), 5.00%, 8/15/33	$725,410
1,000	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.50%, 5/15/47	719,540
1,120	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), Prerefunded to 5/15/26, 5.50%, 5/15/32	1,192,117
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	372,835
1,010	Tangipahoa Parish, Hospital Service District No.1, (North Oaks Medical Center), 5.00%, 2/1/30	705,050

		$3,714,952

Housing — 5.6%
$1,710	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 4.80%, 12/1/38	$1,197,479
1,000	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 5.20%, 6/1/39	771,310
345	Louisiana Housing Finance Authority, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	129,106

		$2,097,895

Industrial Development Revenue — 4.9%
$325	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	$273,260
1,470	St. John Baptist Parish Revenue, (Marathon Oil Corp.), 5.125%, 6/1/37	940,050
1,000	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	631,710

		$1,845,020

Insured-Education — 15.1%
$425	Lafayette, Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	$355,967
1,500	Louisiana Environmental Facilities and Community Development Authority, (AMBAC), 4.50%, 10/1/37	1,103,280
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	411,285
710	Louisiana Public Facilities Authority, (Black & Gold Facilities), (CIFG), 4.50%, 7/1/38	482,495
1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	913,100
1,000	Louisiana Public Facilities Authority, (Tulane University), (MBIA), 4.65%, 12/15/32	803,300
1,000	Louisiana Public Facilities Authority, (University of New Orleans), (MBIA), 4.75%, 3/1/32	820,440
850	Louisiana State University and Agricultural and Mechanical College, (AGC), 5.50%, 1/1/34(1)	806,786

		$5,696,653

Insured-Electric Utilities — 5.7%
$1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$838,975
2,000	Rapides Finance Authority, (Cleco Power LLC), (AMBAC), 4.70%, 11/1/36	1,299,640

		$2,138,615

Insured-Escrowed/Prerefunded — 8.0%
$2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17(2)	$1,696,984
1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), Prerefunded to 6/1/12, 5.30%, 6/1/32(7)	1,307,172

		$3,004,156

1

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 7.4%
$2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	$1,594,597
800	New Orleans, (AMBAC), 0.00%, 9/1/16	530,720
300	Puerto Rico, (FSA), Variable Rate, 12.711%, 7/1/27(3)(4)	321,735
360	Puerto Rico, (MBIA), 5.50%, 7/1/20	331,254

		$2,778,306

Insured-Hospital — 1.6%
$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$607,778

		$607,778

Insured-Industrial Development Revenue — 2.8%
$1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	$1,046,313

		$1,046,313

Insured-Lease Revenue/Certificates of Participation — 2.2%
$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (MBIA), 5.25%, 5/1/33	$432,730
500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	414,570

		$847,300

Insured-Other Revenue — 5.4%
$425	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$402,267
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	622,853
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, (AMBAC), (BHAC), 4.50%, 12/1/18	1,010,200

		$2,035,320

Insured-Special Tax Revenue — 6.3%
$580	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	$524,297
1,000	Louisiana Gas and Fuels Tax, (FSA), 5.00%, 5/1/36	887,030
1,525	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	52,902
280	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	22,221
560	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	41,261
445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	30,362
1,000	Saint Tammany Parish, Sales Tax District No. 3, (CIFG), 5.00%, 6/1/30	816,070

		$2,374,143

Insured-Transportation — 9.3%
$1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, (FSA), (AMT), 5.75%, 1/1/28	$835,760
1,500	New Orleans Aviation Board, (FSA), (AMT), 5.00%, 1/1/38	1,026,540
1,500	Port New Orleans Board of Commissioners, (AGC), 5.125%, 4/1/38	1,101,090
620	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)	541,846

		$3,505,236

Insured-Water and Sewer — 7.8%
$1,000	Bossier City, Utilities Revenue, (BHAC), 5.50%, 10/1/38(6)	$976,990
1,350	East Baton Rouge, Sewer Commission, (FSA), 4.50%, 2/1/36	1,084,226
1,000	Louisiana Environmental Facilities and Community Development Authority, (Denham Springs), (AGC), 4.875%, 12/1/38	857,610

		$2,918,826

2

Principal Amount
(000’s omitted)	Security	Value

Other Revenue — 3.3%
$6,995	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$135,074
3,015	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	31,235
1,500	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	1,061,205

		$1,227,514

Senior Living/Life Care — 1.3%
$500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$500,015

		$500,015

Special Tax Revenue — 2.2%
$1,010	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$813,282

		$813,282

Transportation — 2.6%
$1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.20%, 10/1/18	$977,880

		$977,880

Total Tax-Exempt Investments — 103.3% (identified cost $46,181,238)		$38,862,124

Other Assets, Less Liabilities — (3.3)%		$(1,252,823)

Net Assets — 100.0%		$37,609,301

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	- Berkshire Hathaway Assurance Corp.

CIFG	- CIFG Assurance North America, Inc.

FGIC	- Financial Guaranty Insurance Company

FHLMC	- Federal Home Loan Mortgage Corporation

FNMA	- Federal National Mortgage Association

FSA	- Financial Security Assurance, Inc.

GNMA	- Government National Mortgage Association

MBIA	- Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Louisiana municipalities. In addition, 10.4% of the Fund’s net assets at November 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2008, 69.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.4% to 23.4% of total investments.

(1)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2008.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities is $321,735 or 0.9% of the Fund’s net assets.

(5)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(6)	When-issued security.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

3

A summary of financial instruments at November 30, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	23 U.S. Treasury Bond	Short	$(2,872,943)	$(2,932,141)	$(59,198)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$837,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009 / September 14, 2039	$(268,255)
Merrill Lynch Capital Services, Inc.	1,550,000	4.682	3-month USD-LIBOR-BBA	April 1, 2009 / April 1, 2039	(493,915)
Morgan Stanley Capital Services, Inc.	500,000	4.691	3-month USD-LIBOR-BBA	June 11, 2009 / June 11, 2039	(157,769)

					$(919,939)

4

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At November 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,596,458

Gross unrealized appreciation	$708,545
Gross unrealized depreciation	(7,752,880)

Net unrealized depreciation	$(7,044,335)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(59,198)
Level 2	Other Significant Observable Inputs	38,862,124	(919,939)
Level 3	Significant Unobservable Inputs	—	—

Total		$38,862,124	$(979,137)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Maryland Municipals Fund as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 106.6%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.2%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,050,850

		$1,050,850

Education — 10.4%
$4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$3,717,320
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	1,869,300
1,500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,303,920
1,500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,014,090
400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	246,680
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	704,800

		$8,856,110

Escrowed/Prerefunded — 9.6%
$1,195	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	$1,382,914
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,258,990
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	2,201,420
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/21	538,085
1,300	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/32	1,399,021
800	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Prerefunded to 7/1/10, 6.75%, 7/1/30	870,216
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	471,495

		$8,122,141

General Obligations — 11.0%
$1,140	Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,037,810
500	Anne Arundel County, Water and Sewer Construction, 4.625%, 4/1/33	450,950
500	Baltimore County, (Metropolitan District), 4.25%, 9/1/36	404,785
2,000	Baltimore County, (Metropolitan District), 5.00%, 2/1/31(1)	1,952,720
1,500	Montgomery County, 5.00%, 5/1/25	1,511,220
1,000	Montgomery County, 5.25%, 10/1/19	1,035,780
2,235	Prince George’s County, Housing Authority, 5.00%, 7/15/23	2,276,437
1,100	Puerto Rico, 0.00%, 7/1/16	692,219

		$9,361,921

Hospital — 9.4%
$1,500	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$1,189,830
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	846,590
1,500	Maryland Health and Higher Educational Facilities Authority, (Medstar Health), 4.75%, 5/15/42	966,510
2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,816,515
1,000	Maryland Health and Higher Educational Facilities Authority, (Union Hospital of Cecil County), 5.00%, 7/1/40	752,790

1

Principal Amount
(000’s omitted)	Security	Value

2,500	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	1,897,225
750	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	534,000

		$8,003,460

Housing — 5.6%
$1,000	Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$773,050
1,000	Maryland Community Development Administration, Multifamily Housing, (AMT), 4.70%, 9/1/37	697,170
1,000	Maryland Community Development Administration, Multifamily Housing, (AMT), 4.85%, 9/1/37	721,250
2,000	Maryland Community Development Administration, Multifamily Housing, (AMT), 4.85%, 9/1/47	1,394,460
500	Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/39	294,610
1,000	Prince George’s County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	865,930

		$4,746,470

Industrial Development Revenue — 2.1%
$985	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$771,688
215	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	182,514
1,000	Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	783,360

		$1,737,562

Insured-Education — 1.6%
$1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	$1,315,440

		$1,315,440

Insured-Escrowed/Prerefunded — 11.5%
$3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,169,531
4,650	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	4,953,722
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,664,835

		$9,788,088

Insured-General Obligations — 1.5%
$350	Puerto Rico, (FSA), Variable Rate, 12.711%, 7/1/27(3)(4)	$375,358
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	849,160

		$1,224,518

Insured-Hospital — 10.4%
$50	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	$41,240
2,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(2)	2,062,025
4,860	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,682,665
3,150	Puerto Rico, Industrial Tourist Educational Medical & Environment Control Facilities Authority, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	3,016,849

		$8,802,779

Insured-Housing — 1.2%
$1,530	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$1,042,205

		$1,042,205

Insured-Special Tax Revenue — 2.8%
$2,000	Baltimore, (Baltimore Hotel Corp.), (XLCA), 5.25%, 9/1/39	$1,181,900
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	134,332

2

Principal Amount
(000’s omitted)	Security	Value

1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	298,165
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	301,040
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	36,237
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	412,560

		$2,364,234

Insured-Transportation — 13.9%
$980	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	$798,034
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/28	982,790
1,500	Maryland Transportation Authority, (FSA), 5.00%, 7/1/36	1,410,270
2,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/38	1,871,180
2,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41(2)	1,857,700
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,389,705
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,185,345
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	2,323,650

		$11,818,674

Insured-Water and Sewer — 6.4%
$500	Baltimore, (Water Projects), (FGIC), (MBIA), 5.125%, 7/1/42	$450,850
2,000	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/32	1,841,380
1,000	Baltimore, Wastewater, (FGIC), (MBIA), 5.00%, 7/1/22	972,090
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20	2,182,260

		$5,446,580

Other Revenue — 2.6%
$15,520	Children’s Trust Fund, PR , Tobacco Settlement, 0.00%, 5/15/50	$299,691
10,110	Children’s Trust Fund, PR , Tobacco Settlement, 0.00%, 5/15/55	104,740
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	800,497
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	985,950

		$2,190,878

Senior Living/Life Care — 1.2%
$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$250,676
325	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	253,669
750	Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	475,035

		$979,380

Special Tax Revenue — 4.2%
$750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$578,827
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	424,225
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	623,920
2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	1,952,683

		$3,579,655

Total Tax-Exempt Investments — 106.6% (identified cost $104,747,665)		$90,430,945

Other Assets, Less Liabilities — (6.6)%		$(5,577,641)

Net Assets — 100.0%		$84,853,304

AGC	-	Assured Guaranty Corp.

3

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	-	CIFG Assurance North America, Inc.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance, Inc.
The Fund invests primarily in debt securities issued by Maryland municipalities. In addition, 20.5% of the Fund’s net assets at November 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2008, 46.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 15.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities is $375,358 or 0.4% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2008.

4

A summary of financial instruments at November 30, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	106 U.S. Treasury Bond	Short	$(13,247,973)	$(13,513,344)	$(265,371)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JP Morgan Chase Co.	$1,837,500	4.743%	3-month USD-	September 14, 2009/	$(588,559)
			LIBOR-BBA	September 14, 2039
Morgan Stanley Capital Services, Inc.	1,100,000	4.691	3-month USD-	June 11, 2009/	(347,091)
			LIBOR-BBA	June 11, 2039

$(935,650)

5

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At November 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$97,632,538

Gross unrealized appreciation	$1,767,399
Gross unrealized depreciation	(15,443,992)

Net unrealized depreciation	$(13,676,593)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(265,371)
Level 2	Other Significant Observable Inputs	90,430,945	(935,650)
Level 3	Significant Unobservable Inputs	—	—

Total		$90,430,945	$(1,201,021)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Missouri Municipals Fund	as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 99.7%

Principal Amount
(000’s omitted)	Security	Value

Education — 4.5%
$2,000	Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$1,880,600
1,500	Missouri State Health and Educational Facilities Authority, (Washington University), 4.50%, 1/15/41(1)	1,263,030
1,000	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,000,280

		$4,143,910

Electric Utilities — 0.4%
$450	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$365,882

		$365,882

Escrowed/Prerefunded — 1.8%
$500	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), Prerefunded to 8/15/12, 5.70%, 8/15/22	$555,765
1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	1,090,500

		$1,646,265

General Obligations — 3.1%
$1,000	Clay County, Public School District, 5.00%, 3/1/28	$960,490
1,000	Jackson County, Reorganized School District, No. 7, 5.00%, 3/1/28	968,680
1,000	Kansas City, 4.75%, 2/1/25	950,060

		$2,879,230

Hospital — 6.9%
$1,000	Cape Girardeau County, Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$670,350
400	Joplin Industrial Development Authority, (Freeman Health Systems), 5.375%, 2/15/35	296,016
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,036,131
1,000	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	918,490
495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	443,570
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	197,440
1,000	Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	827,160
1,250	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	933,662

		$6,322,819

Housing — 1.7%
$885	Jefferson County Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$747,489
85	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	86,188
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	433,694
450	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	338,270

		$1,605,641

Industrial Development Revenue — 4.1%
$1,080	Missouri Development Finance Authority, Solid Waste Disposal, (Procter and Gamble Paper Products), (AMT), 5.20%, 3/15/29	$950,594
1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	1,227,996
2,000	Saint Louis, Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,369,040
300	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	189,513

		$3,737,143

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 3.4%
$1,000	Lincoln University Auxiliary System Revenue, (AGC), 5.125%, 6/1/37	$861,770
1,000	Missouri State Health and Educational Facilities Authority, (St. Louis University), (AMBAC), 4.75%, 10/1/24	917,330
1,500	Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	1,374,270

		$3,153,370

Insured-Electric Utilities — 13.5%
$1,240	Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,174,193
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	1,814,805
1,240	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/36	947,844
1,000	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 5.00%, 1/1/42	826,040
2,815	Missouri Joint Municipal Electric Utility Commission, (AMBAC), (BHAC), 4.50%, 1/1/37	2,288,201
800	Missouri Joint Municipal Electric Utility Commission, (MBIA), 5.00%, 1/1/26	695,840
390	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	317,518
455	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	358,076
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.25%, 7/1/29	801,310
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	1,182,048
2,370	Springfield, Public Utility, (FGIC), 4.50%, 8/1/36	1,925,198

		$12,331,073

Insured-Escrowed/Prerefunded — 7.9%
$3,590	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), Escrowed to Maturity, 0.00%, 9/1/20	$1,904,854
205	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), Escrowed to Maturity, 0.00%, 9/1/21	101,795
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,192,700
1,000	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32	1,108,020
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), Prerefunded to 7/1/12, 5.00%, 7/1/32	816,840
375	Saint Louis, Board of Education, (MBIA), Prerefunded to 4/1/16, 5.00%, 4/1/25	415,605
625	Saint Louis, Board of Education, (MBIA), Prerefunded to 4/1/16, 5.00%, 4/1/25	692,244

		$7,232,058

Insured-General Obligations — 8.5%
$1,500	Jackson County, Consolidated School District No. 002 (Missouri Direct Deposit), (MBIA), 5.00%, 3/1/27	$1,444,245
1,000	Kansas City, (MBIA), 5.00%, 2/1/27	977,740
1,000	Platte County Reorganized School District No. R-3, (FSA), 5.00%, 3/1/25	978,150
900	Puerto Rico, (FSA), Variable Rate, 12.711%, 7/1/27(2)(3)	965,205
1,900	Saint Charles County, Francis Howell School District, (FGIC), (MBIA), 0.00%, 3/1/16	1,356,638
1,000	Saint Charles County, Francis Howell School District, (FGIC), (MBIA), 5.25%, 3/1/21	1,037,870
1,000	Springfield, School District No. R-12, (FSA), 5.25%, 3/1/25	1,003,510

		$7,763,358

Insured-Hospital — 4.9%
$5,910	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$3,005,944
335	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/21	158,492
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,303,350

		$4,467,786

Principal Amount
(000’s omitted)	Security	Value

Insured-Industrial Development Revenue — 1.8%
$2,000	Kansas City, Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,666,000

		$1,666,000

Insured-Lease Revenue/Certificates of Participation — 10.3%
$1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/25	$936,510
1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/26	930,120
1,970	Jackson County, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	1,609,155
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	500,600
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	1,914,800
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	801,537
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	556,415
240	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	181,452
2,000	Saint Louis, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,068,160
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	981,100

		$9,479,849

Insured-Other Revenue — 0.8%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	$750,203

		$750,203

Insured-Special Tax Revenue — 7.2%
$500	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	$445,685
2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (FSA), 5.25%, 7/1/28	2,313,152
1,955	Howard Bend, Levee District, (XLCA), 5.25%, 3/1/28	1,782,471
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	506,232
1,000	Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	934,220
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	602,080

		$6,583,840

Insured-Transportation — 5.4%
$615	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	$544,103
2,060	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	1,800,326
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	849,160
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (MBIA), (AMT), 6.00%, 7/1/14	910,155
1,000	Saint Louis Airport, (Lambert International Airport), (MBIA), 5.50%, 7/1/31	882,350

		$4,986,094

Insured-Water and Sewer — 0.7%
$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri — American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$641,460

		$641,460

Lease Revenue/Certificates of Participation — 0.5%
$500	St. Joseph, Industrial Development Authority, (Sewage Systems Improvements Project), 5.00%, 4/1/27	$442,010

		$442,010

Other Revenue — 2.3%
$2,500	Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,119,825

		$2,119,825

Principal Amount
(000’s omitted)	Security	Value

Senior Living/Life Care — 4.1%
$1,000	Kansas City, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	$822,210
1,000	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	662,030
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,533,400
1,000	St. Louis County, Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	754,100

		$3,771,740

Special Tax Revenue — 2.7%
$600	Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	$499,836
2,425	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	1,952,683

		$2,452,519

Transportation — 1.7%
$270	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$192,437
525	Branson, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	342,804
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	994,210

		$1,529,451

Water and Sewer — 1.5%
$520	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	$525,751
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	819,010

		$1,344,761

Total Tax-Exempt Investments — 99.7% (identified cost $102,558,097)		$91,416,287

Other Assets, Less Liabilities — 0.3%		$247,418

Net Assets — 100.0%		$91,663,705

AGC	-	Assured Guaranty Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	-	Berkshire Hathaway Assurance Corp.
CIFG	-	CIFG Assurance North America, Inc.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
MBIA	-	Municipal Bond Insurance Association
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 14.4% of the Fund’s net assets at November 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2008, 64.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 25.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2008.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities is $965,205 or 1.1% of the Fund’s net assets.

(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at November 30, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	103 U.S. Treasury Bond	Short	$(12,886,710)	$(13,130,891)	$(244,181)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

			3-month	September 14, 2009 /
JP Morgan Chase Co.	$2,025,000	4.743%	USD-LIBOR-BBA	September 14, 2039	$(648,616)
			3-month	April 1, 2009 /
Merrill Lynch Capital Services, Inc.	3,650,000	4.682	USD-LIBOR-BBA	April 1, 2039	(1,163,091)
			3-month	June 11, 2009 /
Morgan Stanley Capital Services, Inc.	1,175,000	4.691	USD-LIBOR-BBA	June 11, 2039	(370,757)

					$(2,182,464)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At November 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$101,316,745

Gross unrealized appreciation	$1,623,175
Gross unrealized depreciation	(12,553,633)

Net unrealized depreciation	$(10,930,458)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(244,181)
Level 2	Other Significant Observable Inputs	91,416,287	(2,182,464)
Level 3	Significant Unobservable Inputs	—	—

Total		$91,416,287	$(2,426,645)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance North Carolina Municipals Fund	as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 104.4%

Principal Amount
(000’s omitted)	Security	Value

Education — 6.5%
$2,000	North Carolina Capital Facilities Finance Agency, (Duke University), 4.50%, 10/1/40	$1,603,660
510	North Carolina Capital Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	484,750
2,000	North Carolina Educational Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	1,871,640
1,250	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	849,525
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,013,740

		$5,823,315

Electric Utilities — 15.4%
$5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09(1)	$5,014,850
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,262,837
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,568,040
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	366,460
1,950	Puerto Rico Electric Power Authority, Series N, 0.00%, 7/1/17	1,308,801
2,000	Puerto Rico Electric Power Authority, Series O, 0.00%, 7/1/17	1,351,640
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,002,470

		$13,875,098

Escrowed/Prerefunded — 7.3%
$1,000	Charlotte, Prerefunded to 6/1/10, 5.60%, 6/1/20(2)	$1,077,090
1,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	998,610
2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17	2,377,540
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	453,279
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,638,000

		$6,544,519

General Obligations — 1.1%
$1,000	Charlotte, 5.00%, 7/1/29(2)	$988,550

		$988,550

Hospital — 11.7%
$20	Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47	$15,666
4,980	Charlotte-Mecklenburg, Hospital Authority, 5.00%, 1/15/47(3)	3,901,332
2,000	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	1,836,360
1,500	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	1,222,725
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	781,920
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	407,350
2,500	North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33(4)	2,393,550

		$10,558,903

Housing — 6.8%
$1,430	Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,093,979
2,430	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	1,715,750
2,000	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,401,820
1,000	North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	710,440
1,000	North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	721,550
475	North Carolina Housing Finance Agency, MFMR, (AMT), 6.45%, 9/1/27	481,640

		$6,125,179

1

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 2.2%
$1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$1,030,630
1,000	University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	916,200

		$1,946,830

Insured-Electric Utilities — 2.0%
$1,000	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	$786,980
1,250	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	977,613

		$1,764,593

Insured-General Obligations — 1.9%
$840	Puerto Rico, (MBIA), 5.50%, 7/1/20	$772,926
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	970,881

		$1,743,807

Insured-Hospital — 8.4%
$1,675	Johnston Memorial Hospital, (FSA), Variable Rate, 15.614%, 10/1/36(5)(6)(7)	$740,920
325	Nash Health Care System, (FSA), 4.50%, 11/1/22	280,043
1,100	Nash Health Care System, (FSA), 5.00%, 11/1/30	944,042
1,045	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	988,936
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	1,473,520
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,085,520
1,210	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/25	980,027
1,275	Onslow County, Hospital Authority, (Onslow Memorial Hospital), (MBIA), 5.00%, 4/1/26	1,021,619

		$7,514,627

Insured-Housing — 2.5%
$2,500	University of North Carolina at Wilmington, Certificates of Participation, (Student Housing Project),
	(AGC), 5.00%, 6/1/32	$2,242,125

		$2,242,125

Insured-Lease Revenue/Certificates of Participation — 2.5%
$2,500	County of Rockingham, 5.00%, 4/1/32	$2,287,525

		$2,287,525

Insured-Other Revenue — 4.2%
$2,000	High Point, (FSA), 5.00%, 11/1/33(8)	$1,914,780
2,000	Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	1,819,480

		$3,734,260

Insured-Special Tax Revenue — 1.8%
$12,440	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$431,543
12,000	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/43	1,032,720
450	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	35,712
895	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	65,944
720	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	49,126

		$1,615,045

Insured-Transportation — 5.4%
$2,000	Charlotte, Airport, (AMBAC), 4.50%, 7/1/37	$1,462,320
500	Charlotte, Airport, (MBIA), (AMT), 5.25%, 7/1/21	428,090
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	1,573,101
1,800	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	1,394,190

		$4,857,701

2

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer — 5.1%
$1,685	Broad River, Water Authority Water System, (XLCA), 5.00%, 6/1/21	$1,522,515
500	Brunswick County, Enterprise System Water and Sewer Revenue, (FSA), 5.25%, 4/1/26	499,965
1,500	Franklin County, Certificates of Participation, (MBIA), 5.00%, 9/1/27	1,368,555
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,221,150

		$4,612,185

Lease Revenue/Certificates of Participation — 8.9%
$1,550	Cabarrus County, Certificates of Participation, 5.00%, 6/1/29(4)	$1,430,324
1,400	Cabarrus County, Certificates of Participation, 5.25%, 6/1/28(4)	1,350,328
1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	953,270
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,375,185
2,000	Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	1,925,880
1,050	Wilmington, Certificates of Participation, 5.00%, 6/1/38	945,599

		$7,980,586

Other Revenue — 0.3%
$13,560	Children’s Trust Fund Tobacco Settlement, 0.00%, 5/15/50	$261,844

		$261,844

Senior Living/Life Care — 0.8%
$1,000	North Carolina Medical Care Commission (United Methodist), 5.25%, 10/1/24	$717,400

		$717,400

Special Tax Revenue — 1.4%
$1,620	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,304,473

		$1,304,473

Water and Sewer — 8.2%
$2,000	Cary, Comb Enterprise System, 5.00%, 12/1/33(8)	$1,914,720
1,700	Charlotte, Storm Water, 5.00%, 6/1/25	1,688,661
1,070	Charlotte, Water and Sewer, 4.625%, 7/1/36	907,017
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	1,982,841
1,000	Raleigh Enterprise System, 4.50%, 3/1/36	834,650

		$7,327,889

Total Tax-Exempt Investments — 104.4% (identified cost $105,406,358)		$93,826,454

Other Assets, Less Liabilities — (4.4)%		$(3,970,169)

Net Assets — 100.0%		$89,856,285

AGC	-	Assured Guaranty Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	-	CIFG Assurance North America, Inc.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

MFMR	-	Multi Family Mortgage Revenue
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 13.0% of the Fund’s net assets at November 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2008, 32.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 10.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)	When-issued security.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2008.

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities is $740,920 or 0.8% of the Fund’s net assets.

(7)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(8)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

3

A summary of financial instruments at November 30, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	275 U.S. Treasury Bond	Short	$(34,410,561)	$(35,058,203)	$(647,642)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

			3-month	September 14, 2009 /
JP Morgan Chase Co.	$1,462,500	4.743%	USD-LIBOR-BBA	September 14, 2039	$(468,445)
			3-month	June 11, 2009 /
Morgan Stanley Capital Service, Inc.	1,225,000	4.691	USD-LIBOR-BBA	June 11, 2039	(386,534)

$(854,979)

4

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At November 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$100,826,975

Gross unrealized appreciation	$1,658,480
Gross unrealized depreciation	(12,879,001)

Net unrealized depreciation	$(11,220,521)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(647,642)
Level 2	Other Significant Observable Inputs	93,826,454	(854,979)
Level 3	Significant Unobservable Inputs	—	—

Total		$93,826,454	$(1,502,621)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Oregon Municipals Fund PORTFOLIO OF INVESTMENTS (Unaudited)	as of November 30, 2008
Tax-Exempt Investments — 107.7%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 0.7%
$960	Western Generation Agency, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$879,955

		$879,955

Education — 0.7%
$1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	$876,060

		$876,060

Electric Utilities — 2.5%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,000,070
1,000	Port of Morrow, Pollution Control, (Portland General Electric), Variable Rate, 5.20%, 5/1/33	1,005,030
1,500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	1,099,380

		$3,104,480

General Obligations — 19.6%
$8,000	Jackson County, School District No. 549C, 5.00%, 6/15/33(1)	$7,515,880
2,500	Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	2,159,425
5,000	Oregon, 4.50%, 8/1/37	4,078,500
835	Oregon, 4.70%, 12/1/41	589,677
1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	852,737
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,129,454
660	Oregon Veterans Welfare, Series 81, 5.25%, 10/1/42	574,121
1,270	Oregon Veterans Welfare, Series 82, 5.50%, 12/1/42	1,144,575
3,090	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,047,636

		$24,092,005

Hospital — 1.7%
$2,105	Hood River County, Health Facility Authority Elderly Housing, (Down Manor), 6.50%, 1/1/17	$2,107,842

		$2,107,842

Housing — 17.1%
$850	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$714,714
3,000	Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,140,200
3,300	Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	2,856,975
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	659,235
2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	1,814,225
2,000	Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	1,399,660
2,170	Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	1,825,035
780	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	741,211
415	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	405,310
480	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	471,163
1,655	Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,335,817
2,080	Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,586,208
465	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	391,721
2,740	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,100,785
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	2,590,691

		$21,032,950

1

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue — 3.4%
$735	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$469,797
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	2,990,960
830	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	334,075
915	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	364,097

		$4,158,929

Insured-Education — 1.8%
$4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	$2,229,108

		$2,229,108

Insured-Electric Utilities — 3.6%
$1,715	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	$1,396,267
2,760	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	2,172,065
1,000	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	782,090

		$4,350,422

Insured-General Obligations — 17.9%
$1,000	Clackamas County, School District No. 007J, (Lake Oswego), (FSA), 5.25%, 6/1/25(2)	$1,029,000
1,200	Clackamas County, School District No. 108, (FSA), 5.50%, 6/15/24	1,273,644
1,050	Clackamas County, School District No. 12, (North Clackamas), (FSA), 4.50%, 6/15/32	901,131
1,000	Columbia, School District No. 502, (FGIC), (MBIA), 0.00%, 6/1/17	650,580
2,950	Deschutes and Jefferson County, School District No. 2J, (FGIC), (MBIA), 0.00%, 6/15/23	1,250,092
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), (MBIA), 0.00%, 6/15/18	607,680
3,750	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/28	1,099,538
575	Lane County, School District No. 019, (Springfield), (FSA), 0.00%, 6/15/29	157,142
800	Lebanon, (AMBAC), 4.25%, 6/1/26	689,304
2,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), (MBIA), 5.50%, 6/15/27	2,049,180
4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), (MBIA), 5.50%, 6/15/30	4,055,560
1,470	Marion County, (AMBAC), 5.50%, 6/1/23	1,550,791
1,020	Port of Newport, (FSA), 4.10%, 1/1/28	913,206
1,060	Port of Newport, (FSA), 4.20%, 1/1/33	905,176
1,215	Port of Newport, (FSA), 4.25%, 1/1/38	1,014,221
305	Portland, Oregon Revenue, (MBIA), 4.50%, 6/1/28	267,128
600	Puerto Rico, (MBIA), 5.50%, 7/1/20	552,090
3,425	Washington Clackamas and Yamhill Counties, School District No. 88J, (MBIA), 0.00%, 6/15/31	748,637
810	Washington Clackamas and Yamhill Counties, School District No. 88J, (MBIA), 4.25%, 6/15/28	669,943
5,000	Washington Multnomah and Yamhill Counties, School District No. 1J, (MBIA), 0.00%, 6/15/26	1,626,900

		$22,010,943

Insured-Hospital — 4.5%
$6,000	Deschutes County, Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$5,133,480
500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	421,505

		$5,554,985

Insured-Lease Revenue/Certificates of Participation — 1.2%
$1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	$1,518,195

		$1,518,195

Insured-Other Revenue — 0.8%
$1,270	Oregon Bond Bank, (AMBAC), 4.375%, 1/1/32	$1,004,443

		$1,004,443

2

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue — 3.0%
$560	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$136,774
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	54,355
12,100	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	867,812
20,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,674,200
17,500	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	607,075
905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	71,821
1,795	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	132,256
1,435	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	97,910

		$3,642,203

Insured-Transportation — 6.8%
$315	Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$261,000
1,400	Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,123,024
2,265	Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,853,834
3,955	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	3,499,068
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,573,101

		$8,310,027

Insured-Water and Sewer — 1.2%
$1,650	Portland, Water System, (MBIA), 4.50%, 10/1/31	$1,413,786

		$1,413,786

Other Revenue — 0.3%
$20,255	Children’s Trust Fund Tobacco Settlement, 0.00%, 5/15/50	$391,124

		$391,124

Senior Living/Life Care — 1.3%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,535,642

		$1,535,642

Special Tax Revenue — 7.9%
$5,000	Oregon Department of Transportation, (Highway User Tax), 4.50%, 11/15/32	$4,285,050
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,190,797
5,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	4,215,379

		$9,691,226

Transportation — 3.8%
$5,000	Port of Portland Airport Revenue, 5.00%, 7/1/29	$4,653,150

		$4,653,150

Water and Sewer — 7.9%
$2,805	City of Eugene, 4.50%, 8/1/31	$2,432,047
2,500	City of Eugene, 5.25%, 8/1/38	2,444,650
2,975	Portland Sewer System Revenue, 4.75%, 6/15/30	2,659,353
2,385	Portland, Sewer System, 4.75%, 6/15/29	2,159,021

		$9,695,071

Total Tax-Exempt Investments — 107.7% (identified cost $156,890,903)		$132,252,546

Other Assets, Less Liabilities — (7.7)%		$(9,412,028)

Net Assets — 100.0%		$122,840,518

AGC	- Assured Guaranty Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
FHA	- Federal Housing Administration
FSA	- Financial Security Assurance, Inc.
MBIA	- Municipal Bond Insurance Association
MFMR	- Multi Family Mortgage Revenue
PCR	- Pollution Control Revenue
SFMR	- Single Family Mortgage Revenue
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 16.3% of the Fund’s net assets at November 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2008, 37.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 16.9% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at November 30, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	500 U.S. Treasury Bond	Short	$(62,564,656)	$(63,742,188)	$(1,177,532)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

			3-month	September 14, 2009 /
JPMorgan Chase Co.	$1,825,000	4.743%	USD-LIBOR-BBA	September 14, 2039	$(584,555)
			3-month	June 11, 2009 /
Morgan Stanley Capital Services, Inc.	1,475,000	4.691	USD-LIBOR-BBA	June 11, 2039	(465,418)

$(1,049,973)

4

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At November 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$149,376,493

Gross unrealized appreciation	$151,573
Gross unrealized depreciation	(24,175,520)

Net unrealized depreciation	$(24,023,947)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(1,177,532)
Level 2	Other Significant Observable Inputs	132,252,546	(1,049,973)
Level 3	Significant Unobservable Inputs	—	—

Total		$132,252,546	$(2,227,505)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance South Carolina Municipals Fund	as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 102.5%

Principal Amount
(000’s omitted)	Security	Value

Education — 4.2%
$865	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$696,982
1,150	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,012,713
750	South Carolina Educational Facilities Authority, (Wofford College), 4.50%, 4/1/30	581,333
3,715	South Carolina Educational Facilities Authority, (Wofford College), 5.25%, 4/1/32	3,410,741

		$5,701,769

Electric Utilities — 2.8%
$460	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$374,012
1,500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	1,099,380
2,345	South Carolina Public Service Authority, 5.375%, 1/1/28	2,340,709

		$3,814,101

Escrowed/Prerefunded — 2.0%
$50	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.625%, 11/15/30	$55,701
165	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), Prerefunded to 8/1/13, 6.375%, 8/1/34	188,765
2,500	Tobacco Settlement Revenue Management Authority, Prerefunded to 5/15/11, 5.00%, 6/1/18	2,393,925

		$2,638,391

General Obligations — 2.7%
$1,085	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	$1,080,172
2,360	South Carolina, 3.25%, 8/1/30	1,658,419
1,240	South Carolina, (Clemson University), 2.50%, 6/1/21(1)	915,380

		$3,653,971

Hospital — 3.2%
$4,200	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	$3,294,732
1,000	South Carolina Jobs Economic Development Authority, (Anmed Health), 6.00%, 9/15/38	779,070
200	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	166,550

		$4,240,352

Housing — 0.2%
$255	South Carolina Housing Finance Authority, SFMR, (FHA), 6.45%, 7/1/17	$255,181

		$255,181

Industrial Development Revenue — 1.6%
$400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	$161,000
1,500	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 5.95%, 9/1/31	949,305
1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,002,274

		$2,112,579

Insured-Education — 4.7%
$575	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	$532,772
2,000	College of Charleston, Higher Education Facility, (XLCA), 4.50%, 4/1/37	1,466,120
4,545	University South Carolina, Higher Education Revenue, (FSA), 5.25%, 6/1/38	4,310,296

		$6,309,188

1

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities — 5.6%
$7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	$1,949,325
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	613,813
2,090	Piedmont Municipal Power Agency, (FGIC), 0.00%, 1/1/23	758,879
1,420	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	1,156,093
3,825	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	3,010,199

		$7,488,309

Insured-General Obligations — 4.6%
$1,300	Berkeley County, (FSA), 2.00%, 9/1/25	$814,437
3,530	Berkeley County, School District, (FSA), 2.75%, 1/15/22	2,704,086
250	Berkeley County, School District, (CIFG), 4.75%, 12/1/31	205,350
1,980	Puerto Rico, (AGC), 5.50%, 7/1/29(2)	1,886,221
600	Puerto Rico, (MBIA), 5.50%, 7/1/20	552,090

		$6,162,184

Insured-Hospital — 5.5%
$950	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	$877,942
4,500	Medical University Hospital Authority, (MBIA), 5.00%, 8/15/31	4,032,630
3,000	South Carolina Jobs Economic Development Authority, (Palmetto Health Facility), (FSA), 5.00%, 8/1/35	2,536,440

		$7,447,012

Insured-Lease Revenue/Certificates of Participation — 11.1%
$500	Greenville County, School District, (Building Equity Sooner), (AGC), 5.00%, 12/1/28	$469,315
3,975	Greenwood Fifty School Facilities, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	3,160,960
2,835	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/31	2,452,048
1,650	Scago Educational Facilities Corp., Cherokee School District No. 1, (FSA), 5.00%, 12/1/30	1,488,960
6,330	Scago Educational Facilities Corp., Pickens School District, (FSA), 4.50%, 12/1/28	5,280,233
2,635	Sumter Two School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	2,095,378

		$14,946,894

Insured-Other Revenue — 1.1%
$1,900	Columbia, Parking Facility, (CIFG), 5.00%, 2/1/37	$1,539,931

		$1,539,931

Insured-Pooled Loans — 3.2%
$4,920	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$4,341,211

		$4,341,211

Insured-Special Tax Revenue — 0.3%
$4,890	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$169,634
905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	71,821
1,795	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	132,256
1,435	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	97,910

		$471,621

Insured-Transportation — 7.9%
$2,700	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$2,359,651
1,095	Richland-Lexington Airport District (Columbia Metropolitan Airport), (CIFG), (AMT), 5.00%, 1/1/21	914,686
1,000	South Carolina Transportation Infrastructure Bank Revenue, (AMBAC), 4.50%, 10/1/31	790,620
1,265	South Carolina Transportation Infrastructure Bank Revenue, (AMBAC) (BHAC), 5.00%, 10/1/33	1,174,945
6,800	South Carolina Transportation Infrastructure Bank Revenue, (AMBAC), (XLCA), 4.50%, 10/1/32	5,327,392

		$10,567,294

2

Principal Amount
(000’s omitted)	Security	Value

Insured-Utilities — 6.4%
$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,006,910
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	1,968,540
5,000	Orangeburg County, Solid Waste, (South Carolina Electric and Gas Co.), (AMBAC), (AMT), 5.70%, 11/1/24	4,302,050
1,450	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	1,374,687

		$8,652,187

Insured-Water and Sewer — 12.1%
$3,150	Beaufort-Jasper, Water and Sewer Authority, (FSA), 4.50%, 3/1/31	$2,610,562
1,480	Cayce, Waterworks and Sewer Revenue, (XLCA), 4.625%, 7/1/27	1,236,259
800	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	737,472
1,875	Greenwood, Metropolitan District Subway System, (FSA), Variable Rate, 15.14%, 10/1/30(3)(4)	1,374,150
3,830	Lugoff-Elgin, Water Authority, (MBIA), 4.625%, 7/1/37	3,101,113
1,895	Richland County, Sewer System, (Broad River), (XLCA), 4.50%, 3/1/34	1,534,685
150	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	140,427
535	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	503,617
6,250	Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	4,977,375

		$16,215,660

Lease Revenue/Certificates of Participation — 13.7%
$4,000	Berkeley County, School District, 5.125%, 12/1/30	$3,570,960
475	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/30	433,951
1,700	Dorchester County, School District No. 2, 5.00%, 12/1/30	1,423,699
3,000	Greenville County, School District, 5.00%, 12/1/24(2)	2,888,070
3,500	Laurens County, School District, 5.25%, 12/1/30	2,734,270
3,320	Lexington, One School Facility Corp., 5.00%, 12/1/27	2,998,790
1,470	Lexington, One School Facility Corp., 5.25%, 12/1/27	1,390,546
2,420	Newberry, (Newberry County School District), 5.00%, 12/1/30	1,723,355
1,520	Newberry, (Newberry County School District), 5.25%, 12/1/25	1,201,104

		$18,364,745

Other Revenue — 7.4%
$21,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$414,489
8,000	Tobacco Settlement Management Authority, Escrowed to Maturity, 6.375%, 5/15/30	8,656,320
845	Tobacco Settlement Management Authority, Prerefunded to Various Dates, 6.00%, 5/15/22	886,405

		$9,957,214

Special Tax Revenue — 2.2%
$10,000	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	$300,700
3,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,604,919

		$2,905,619

Total Tax-Exempt Investments — 102.5% (identified cost $161,180,746)		$137,785,413

Other Assets, Less Liabilities — (2.5)%		$(3,339,000)

Net Assets — 100.0%		$134,446,413

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 13.9% of the Fund’s net assets at November 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2008, 61.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 19.1% of total investments.

(1)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities is $1,374,150 or 1.0% of the Fund’s net assets.

(4)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2008.

3

A summary of financial instruments at November 30, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	550 U.S. Treasury Bond	Short	$(68,821,105)	$(70,116,406)	$(1,295,301)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

			3-month	September 14, 2009 /
JPMorgan Chase Co.	$1,100,000	4.743%	USD-LIBOR-BBA	September 14, 2039	$(352,334)
			3-month	June 11, 2009 /
Morgan Stanley Capital Services, Inc.	2,000,000	4.691	USD-LIBOR-BBA	June 11, 2039	(631,076)

$(983,410)

4

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At November 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$155,796,686

Gross unrealized appreciation	$1,250,338
Gross unrealized depreciation	(23,931,611)

Net unrealized depreciation	$(22,681,273)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(1,295,301)
Level 2	Other Significant Observable Inputs	137,785,413	(983,410)
Level 3	Significant Unobservable Inputs	—	—

Total		$137,785,413	$(2,278,711)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Tennessee Municipals Fund	as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 102.7%

Principal Amount
(000’s omitted)	Security	Value

Education — 3.0%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,450,425

		$1,450,425

Electric Utilities — 4.4%
$1,000	Chattanooga, Electric Revenue, 5.00%, 9/1/33	$939,160
1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	983,560
300	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	243,921

		$2,166,641

Escrowed/Prerefunded — 1.7%
$470	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	$525,375
280	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	312,990

		$838,365

Hospital — 7.7%
$500	Chattanooga, Health, Educational & Housing Facility Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$489,765
500	City of Jackson, (Jackson-Madison County General Hospital), 5.75%, 4/1/41	409,205
1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	673,610
5,000	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	461,100
3,200	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	232,672
500	Knox County, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	368,160
500	Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	445,350
1,000	Sullivan County, Health, Educational and Facility Board, (Wellmont Health System), 5.25%, 9/1/36	663,450

		$3,743,312

Housing — 3.7%
$500	Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38	$355,220
1,375	Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,067,412
365	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	359,507

		$1,782,139

Industrial Development Revenue — 1.3%
$410	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$380,902
550	McMinn County, (Calhoun Newsprint — Bowater, Inc.), (AMT), 7.40%, 12/1/22	161,920
150	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	94,757

		$637,579

Insured-Cogeneration — 1.8%
$1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	$900,170

		$900,170

Insured-Education — 4.3%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$771,160
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,316,481

		$2,087,641

1

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities — 15.3%
$1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18	$1,149,620
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	470,945
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,072,890
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	937,850
2,000	Metropolitan Government of Nashville and Davidson County, (MBIA), 0.00%, 5/15/17	1,359,540
1,000	Pleasant View, Utility District, (MBIA), 5.00%, 9/1/32	908,210
260	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	211,679
300	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	236,094
500	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/35	391,045
750	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	738,780

		$7,476,653

Insured-Escrowed/Prerefunded — 15.2%
$345	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	$364,668
250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	260,408
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,501,245
825	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), Prerefunded to 1/1/13, 5.00%, 1/1/26	901,865
500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/12, 5.125%, 7/1/26	554,945
250	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32	277,005
1,230	Shelby County, (Lebonheur Children’s Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,304,686
2,000	West Wilson Utility District Waterworks, (MBIA), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,215,400

		$7,380,222

Insured-General Obligations — 9.2%
$750	Blount County, Public Building Authority, (AGC), 4.50%, 6/1/30(1)	$629,498
500	Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32(1)	461,050
1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	839,510
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,369,125
700	Puerto Rico, (FSA), Variable Rate, 12.711%, 7/1/27(2)(3)	750,715
500	Rutherford County, (MBIA), 4.50%, 4/1/30	430,295

		$4,480,193

Insured-Hospital — 1.2%
$675	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (FSA), 5.00%, 1/1/26	$605,414

		$605,414

Insured-Pooled Loans — 1.8%
$1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	$882,360

		$882,360

Insured-Special Tax Revenue — 2.2%
$3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$451,560
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	319,154
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	285,198

		$1,055,912

2

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation — 6.4%
$1,500	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$1,336,665
515	Memphis-Shelby County, Airport Authority, (MBIA), (AMT), 6.50%, 2/15/09	519,295
560	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	489,409
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/32	774,550

		$3,119,919

Insured-Water and Sewer — 18.1%
$1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18(5)	$1,057,580
1,000	Hallsdale-Powell, Utility District, (FGIC), (MBIA), 5.00%, 4/1/31	910,930
1,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (MBIA), 5.00%, 9/1/35	856,870
500	Harpeth Valley Utilities District, Davidson and Williamson Counties, (MBIA), 5.00%, 9/1/34	433,620
750	Hawkins County, First Utility District, (AGC), 5.00%, 6/1/42	645,398
875	Knox County, First Utility District, (MBIA), 5.00%, 12/1/25	795,541
500	Knoxville, Waste Water System, (FSA), 4.50%, 4/1/37	405,915
1,000	Knoxville, Waste Water System, (MBIA), 4.00%, 4/1/40	702,070
1,000	Memphis, Sanitary Sewer System, (FSA), 4.75%, 7/1/24	936,040
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (MBIA), 5.20%, 1/1/13	1,055,270
660	West Wilson Utility District Waterworks, (MBIA), 4.00%, 6/1/32	468,468
750	West Wilson Utility District Waterworks, (MBIA), 4.25%, 6/1/36	537,675

		$8,805,377

Other Revenue — 3.1%
$6,550	Children’s Trust Fund Tobacco Settlement, 0.00%, 5/15/50	$126,481
2,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	1,365,000

		$1,491,481

Special Tax Revenue — 2.3%
$1,410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$1,135,374

		$1,135,374

Total Tax-Exempt Investments — 102.7% (identified cost $56,701,178)		$50,039,177

Other Assets, Less Liabilities — (2.7)%		$(1,338,439)

Net Assets — 100.0%		$48,700,738

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 16.2% of the Fund’s net assets at November 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2008, 73.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 36.0% of total investments.

(1)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(2)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2008.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities is $750,715 or 1.5% of the Fund’s net assets.

(4)		Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(5)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at November 30, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	126 U.S. Treasury Bond	Short	$(15,747,590)	$(16,063,031)	$(315,441)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.			3-month USD-	September 14, 2009 /
	$1,150,000	4.743	LIBOR-BBA	September 14, 2039	$(368,349)
Merrill Lynch Capital Services, Inc.			3-month USD-	April 1, 2009 /
	2,300,000	4.682	LIBOR-BBA	April 1, 2039	(732,907)
Morgan Stanley Capital Services, Inc.			3-month USD-	June 11, 2009 /
	825,000	4.691	LIBOR-BBA	June 11, 2039	(260,319)

					$(1,361,575)

4

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At November 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2008, as determined on a federal income tax basis, were as follows:
Tennessee Fund

Aggregate cost	$56,268,292

Gross unrealized appreciation	$1,306,703
Gross unrealized depreciation	(7,815,819)

Net unrealized depreciation	$(6,509,115)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(315,441)
Level 2	Other Significant Observable Inputs	50,039,177	(1,361,575)
Level 3	Significant Unobservable Inputs	—	—

Total		$50,039,177	$(1,677,016)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Virginia Municipals Fund as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 107.4%

Principal Amount
(000’s omitted)	Security	Value

Education — 2.4%
$800	Alexandria Industrial Development Authority, 4.50%, 1/1/35	$626,576
2,100	University of Virginia University Revenues, 5.00%, 6/1/40	2,003,988

		$2,630,564

Electric Utilities — 1.0%
$1,500	Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,069,380

		$1,069,380

Escrowed/Prerefunded — 0.1%
$75	Henrico County Economic Development, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$83,542

		$83,542

General Obligations — 8.8%
$1,000	Henrico County, 5.00%, 12/1/26(1)	$1,003,120
1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,244,634
4,000	Virginia, 5.00%, 6/1/26	4,012,000
1,980	Virginia Public School Authority, 4.50%, 8/1/32	1,685,752
1,550	Virginia Public School Authority, 5.00%, 8/1/21	1,571,359

		$9,516,865

Hospital — 15.5%
$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$1,786,230
1,500	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/14	1,535,655
2,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/15	2,037,300
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	4,819,673
1,000	Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	716,380
1,795	Henrico County Economic Development, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	1,546,913
500	Prince William County Industrial Development Authority, 5.20%, 10/1/30	400,890
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	793,500
2,000	Virginia Small Business Financing Authority, (Wellmort Health), 5.25%, 9/1/37	1,407,100
2,000	Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,705,180

		$16,748,821

Housing — 8.7%
$5,000	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48(3)	$3,448,400
1,820	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	1,515,478
2,750	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	2,073,555
3,000	Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	2,322,810
1,000	Virginia Housing Development Authority, (AMT), Variable Rate, 21.387%, 10/1/35(4)(5)(6)	37,300

		$9,397,543

Industrial Development Revenue — 3.9%
$1,250	James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,028,725
2,260	Norfolk, Airport Authority, (AMT), 6.25%, 1/1/30	1,755,455

1

Principal Amount
(000’s omitted)	Security	Value

2,230	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,408,713

		$4,192,893

Insured-Education — 6.1%
$6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31(3)	$6,523,364

		$6,523,364

Insured-Electric Utilities — 4.3%
$2,000	Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$1,657,100
2,100	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	2,068,584
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	940,960

		$4,666,644

Insured-Escrowed/Prerefunded — 0.5%
$495	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(2)	$527,332

		$527,332

Insured-General Obligations — 3.4%
$710	Fairfax, (MBIA), 4.50%, 1/15/36	$618,595
1,040	Harrisonburg, (FSA), 4.25%, 2/1/33	856,377
1,000	Puerto Rico, (FSA), Variable Rate, 12.711%, 7/1/27(3)(4)	1,072,450
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,104,180

		$3,651,602

Insured-Hospital — 5.9%
$1,500	Henrico County, (Bon Secours Health System, Inc.), (MBIA), 6.25%, 8/15/20	$1,610,955
5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	4,745,200

		$6,356,155

Insured-Housing — 1.1%
$1,260	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36	$1,152,787

		$1,152,787

Insured-Lease Revenue/Certificates of Participation — 2.7%
$900	Powhatan County Economic Development Authority, Lease Revenue, (AMBAC), 5.25%, 7/15/33	$817,956
2,450	Rappahannock, Regional Jail Authority, (MBIA), 4.50%, 12/1/36	2,048,837

		$2,866,793

Insured-Pooled Loans — 1.3%
$250	Stafford County & Staunton Industrial Development Authority, (CIFG), 4.75%, 8/1/29	$195,260
1,640	Stafford County & Staunton Industrial Development Authority, (CIFG), 5.00%, 8/1/36	1,249,975

		$1,445,235

Insured-Special Tax Revenue — 0.2%
$1,020	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$249,125

		$249,125

Insured-Transportation — 16.3%
$5,000	Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (MBIA), 5.50%, 7/1/25	$4,734,250
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (MBIA), (AMT), 5.00%, 10/1/33	732,940
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (MBIA), (AMT), 5.25%, 10/1/32	768,510
3,255	Metropolitan Washington, DC, Airport Authority System, (MBIA), (AMT), 5.50%, 10/1/27(7)	2,710,796

2

Principal Amount
(000’s omitted)	Security	Value

1,000	Norfolk, Airport Authority, (FGIC), (MBIA), 5.125%, 7/1/31	854,020
3,040	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	2,656,793
1,600	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,358,656
3,900	Richmond, Metropolitan Authority Expressway, (FGIC), (MBIA), 5.25%, 7/15/22	3,765,372

		$17,581,337

Insured-Water and Sewer — 4.3%
$1,000	Henry County, Water and Sewer Authority, (FSA), 5.50%, 11/15/19	$1,079,120
3,000	Spotsylvania County, Water and Sewer, (FSA), 4.50%, 6/1/32(7)	2,481,510
1,000	Upper Occoquan, Sewer Authority, (MBIA), 5.15%, 7/1/20	1,041,180

		$4,601,810

Other Revenue — 5.6%
$7,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$135,170
14,980	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	155,193
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,105,912
30,000	Tobacco Settlement Financing Corp., 0.00%, 6/1/47	667,500
2,000	Tobacco Settlement Financing Corp., 5.00%, 6/1/47	1,073,340
3,000	Virginia Resources Authority Infrastructure Revenue, 5.25%, 11/1/33(1)	2,855,820

		$5,992,935

Senior Living/Life Care — 1.9%
$1,000	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$592,320
1,380	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	796,370
1,000	Virginia Beach, Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	667,710

		$2,056,400

Special Tax Revenue — 4.2%
$5,685	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$4,577,733

		$4,577,733

Transportation — 0.7%
$1,000	Metropolitan Washington Airport Authority System, (AMT), 5.375%, 10/1/29	$804,920

		$804,920

Water and Sewer — 8.5%
$2,795	Fairfax County, Water Authority, 5.25%, 4/1/27(7)	$2,884,859
3,000	James City Service Authority, Water and Sewer, 4.75%, 1/15/39	2,554,440
1,805	Upper Occoquan Sewer Authority, 5.00%, 7/1/41	1,648,507
2,500	Upper Occoquan Sewer Authority, 4.50%, 7/1/38	2,036,700

		$9,124,506

Total Tax-Exempt Investments — 107.4% (identified cost $135,969,720)		$115,818,286

Other Assets, Less Liabilities — (7.4)%		$(8,021,105)

Net Assets — 100.0%		$107,797,181

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	- CIFG Assurance North America, Inc.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. In addition, 13.8% of the Fund’s net assets at November 30, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2008, 42.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 25.7% of total investments.

(1)	When-issued security.

(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2008.

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities is $1,109,750 or 1.0% of the Fund’s net assets.

(6)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at November 30, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	380 U.S. Treasury Bond	Short	$(47,263,045)	$(48,444,063)	$(1,181,018)
Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

				September 14, 2009 /
JPMorgan Chase Co.	$2,537,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2039	$(812,771)
				April 1, 2009 /
Merrill Lynch Capital Services, Inc.	4,975,000	4.682	3-month USD-LIBOR-BBA	April 1, 2039	(1,585,309)
				June 11, 2009 /
Morgan Stanley Capital Services, Inc.	1,725,000	4.691	3-month USD-LIBOR-BBA	June 11, 2039	(544,303)

					$(2,942,383)

4

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At November 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2008, as determined on a federal income tax basis, were as follows:

Virginia Fund

Aggregate cost	$130,408,365

Gross unrealized appreciation	$1,122,063
Gross unrealized depreciation	(20,892,142)

Net unrealized depreciation	$(19,770,079)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:
Virginia Fund

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(1,181,018)
Level 2	Other Significant Observable Inputs	115,818,286	(2,942,383)
Level 3	Significant Unobservable Inputs	—	—

Total		$115,818,286	$(4,123,401)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date:	January 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh Robert B. MacIntosh
President

Date:	January 27, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	January 27, 2009